Other Income - Schedule of Other Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Gains (losses) from sale of assets	$ 875.8	$ (10.6)
Other components of net benefit cost (note 28)	27.4	18.9
Interest income and other revenue	9.0	2.7
Losses on investments	(4.1)	(10.1)
Total other income	$ 908.1	$ 0.9